Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
1.	DESCRIPTION OF BUSINESS
Business
Tectonic Therapeutic, Inc. (“Company”) is a biotechnology company focused on the discovery and development of therapeutic proteins and antibodies that modulate the activity of
G-protein
coupled receptors (“GPCRs”). Leveraging its proprietary technology platform called GEODe
™
(“GPCRs Engineered for Optimal Discovery”), the Company is focused on developing biologic medicines that overcome the existing challenges of GPCR-targeted drug discovery and harness the human body to modify the course of disease. The Company focuses on areas of significant unmet medical need, often where therapeutic options are poor or nonexistent, as these are areas where new medicines have the potential to improve patient quality of life. The Company was incorporated on
June 5, 2019
under the laws of the State of Delaware and has its principal headquarters in Watertown, Massachusetts.
Risks and Uncertainties
The Company is subject to risks common to companies in the biotechnology industry including, but not limited to, new technological innovations, protection of proprietary technology, dependence on key personnel, compliance with government regulations and the need to obtain additional financing. Product candidates currently under development will require significant additional research and development efforts, including extensive pre-clinical
and clinical testing and regulatory approval, prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel infrastructure, and extensive compliance reporting capabilities.
The Company’s proprietary GEODe
™
platform is currently in development. There can be no assurance that current and future research and development activities will be successfully completed, that adequate protection for owned intellectual property will be obtained, that any products developed will obtain necessary government regulatory approval or that any approved products will be commercially viable. Even if product development efforts are successful, it is uncertain when, if ever, the Company will generate significant revenue from product sales. The Company operates in an environment of rapid change in technology and substantial competition from pharmaceutical and biotechnology companies.
Liquidity and Going Concern
As of March 31, 2024, the Company had an accumulated deficit of $105.8 million and has incurred losses and negative cash flows from operations since inception, including a net loss of $15.2 million for the three months ended March 31, 2024. To date, the Company has financed its operations primarily through the issuance of common stock, convertible preferred stock, convertible promissory notes and Simple Agreements for Future Equity (“SAFEs”). The Company has devoted substantially all of its financial resources and efforts to business planning, conducting research and development, recruiting management and technical staff, and raising capital. Management expects that the Company’s operating losses and negative cash flows will continue for the foreseeable future as it continues to develop its product candidates.
As the Company continues to develop its proprietary platform and potential product candidates, it will require significant additional research and development efforts, including extensive preclinical and clinical testing and regulatory approval prior to commercialization. It may never achieve profitability, and unless and until it does, it will continue to need to raise additional capital to fund its operations. On June 20, 2024, the Company completed a merger with AVROBIO, Inc. (“AVROBIO”) pursuant to which the Company received $77.3 million of cash from AVROBIO and completed the sale of $96.6 million of common stock (see Note 14). Management believes that its current cash on hand along with the cash received from the closing of the merger agreement are sufficient to fund the Company’s planned operations for at least one year from the date of issuance of these unaudited condensed consolidated financial statements.

1.	DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
Business
Tectonic Therapeutic, Inc. (“Company”) is a biotechnology company focused on the discovery and development of therapeutic proteins and antibodies that modulate the activity of
G-protein
coupled receptors (“GPCRs”). Leveraging its proprietary technology platform called GEODe
™
(“GPCRs Engineered for Optimal Discovery”), the Company is focused on developing biologic medicines that overcome the existing challenges of GPCR-targeted drug discovery and harness the human body to modify the course of disease. The Company focuses on areas of significant unmet medical need, often where therapeutic options are poor or nonexistent, as these are areas where new medicines have the potential to improve patient quality of life. The Company was incorporated on
June 5, 2019
under the laws of the State of Delaware and has its principal headquarters in Watertown, Massachusetts.
Risks and Uncertainties
The Company is subject to risks common to companies in the biotechnology industry including, but not limited to, new technological innovations, protection of proprietary technology, dependence on key personnel, compliance with government regulations and the need to obtain additional financing. Product candidates currently under development will require significant additional research and development efforts, including extensive pre-clinical
and clinical testing and regulatory approval, prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel infrastructure, and extensive compliance reporting capabilities.
The Company’s proprietary GEODe
™
platform is currently in development. There can be no assurance that current and future research and development activities will be successfully completed, that adequate protection for owned intellectual property will be obtained, that any products developed will obtain necessary government regulatory approval or that any approved products will be commercially viable. Even if product development efforts are successful, it is uncertain when, if ever, the Company will generate significant revenue from product sales. The Company operates in an environment of rapid change in technology and substantial competition from pharmaceutical and biotechnology companies.
Liquidity and Going Concern
As of December 31, 2023, the Company had an accumulated deficit of $90.6 million and has incurred losses and negative cash flows from operations since inception, including a net loss of $42.8 million for the year ended December 31, 2023. To date, the Company has financed its operations primarily through the issuance of convertible preferred stock, convertible promissory notes and Simple Agreements for Future Equity (“SAFEs”). The Company has devoted substantially all of its financial resources and efforts to business planning, conducting research and development, recruiting management and technical staff, and raising capital. Management expects that the Company’s operating losses and negative cash flows will continue for the foreseeable future as it continues to develop its product candidates.
As the Company continues to develop its proprietary platform and potential product candidates, it will require significant additional research and development efforts, including extensive preclinical and clinical testing and regulatory approval prior to commercialization. It may never achieve profitability, and unless and until it does, it will continue to need to raise additional capital to fund its operations. The Company is seeking to complete a planned reverse merger with AVROBIO, Inc. (“AVROBIO”) (see Note 14). In the event the Company does not complete the reverse merger, the Company plans to seek additional funding through private equity financings, debt financings or other capital sources, including collaboration agreements, strategic alliances and licensing arrangements. The Company may not be able to obtain financing on acceptable terms, or at all. Although management continues to pursue these plans, there is no assurance that the Company will be successful in obtaining sufficient funding on terms acceptable to the Company to fund continuing operations, if at all. Management believes that the Company’s cash and cash equivalents of $28.8 million as of December 31, 2023 is not sufficient to maintain its current and planned operations for at least the next twelve months following the issuance date of these consolidated financial statements. Management has concluded that these conditions, in aggregate, raise substantial doubt about the Company’s ability to continue as a going concern.
The Company intends to fund future operations through private and potentially public equity financings, debt financings, collaboration agreements, strategic alliances and licensing arrangements. The availability of sufficient funding to alleviate the conditions that raise substantial doubt are not within management’s control and cannot be assessed as being probable of occurring. If the Company is unable to obtain adequate financing, management will evaluate alternatives, which may include a delay, reduction or elimination of research and development programs, product portfolio expansion or commercialization efforts, which could adversely affect future business prospects, and the ability to continue operations.